Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - May | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.90%
Innovator U.S. Equity Buffer ETF™ - May | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.67 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
Innovator U.S. Equity Buffer ETF™ - May | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $840.40 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Innovator U.S. Equity Buffer ETF™ - May | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $653.99 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.60%)